Loans receivable outstanding as of March 31, 2021 and December 31, 2020 are summarized as follows: (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 594,454	$ 575,566
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	478,307	462,329
Commercial Borrower [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	90,732	86,010
Commercial Borrower [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	191,156	179,381
Real Estate Investment [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	28,798	25,031
Residential Real Estate [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	218,256	222,980
Multifamily [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	20,488	16,569
Farmland [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	19,609	18,368
Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4,216	4,450
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	19,521	20,632
Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 1,678	$ 2,145